Exhibit 99.1

World Omni Auto Receivables Trust 2023-D
Monthly Servicer Certificate
January 31, 2024

Dates Covered
Collections Period	01/01/24 - 01/31/24
Interest Accrual Period	01/16/24 - 02/14/24
30/360 Days	30
Actual/360 Days	30
Distribution Date	02/15/24

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 12/31/23	921,681,387.58	40,978
Yield Supplement Overcollateralization Amount 12/31/23	103,721,884.50	0
Receivables Balance 12/31/23	1,025,403,272.08	40,978
Principal Payments	33,859,385.44	684
Defaulted Receivables	482,779.55	13
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 01/31/24	98,954,973.80	0
Pool Balance at 01/31/24	892,106,133.29	40,281

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.54%
Prepayment ABS Speed	1.58%
Aggregate Starting Principal Balance	1,119,368,245.46	42,446

Delinquent Receivables:
Past Due 31-60 days	7,121,336.42	267
Past Due 61-90 days	2,110,358.06	79
Past Due 91-120 days	440,682.50	19
Past Due 121+ days	0.00	0
Total	9,672,376.98	365

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.98%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.26%
Delinquency Trigger Occurred	NO

Recoveries	130,058.77
Aggregate Net Losses/(Gains) - January 2024	352,720.78
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.41%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	0.07%
Third Prior Net Losses/(Gains) Ratio	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.04%

Overcollateralization Target Amount	10,259,220.53
Actual Overcollateralization	10,259,220.53
Weighted Average Contract Rate	6.16%
Weighted Average Contract Rate, Yield Adjusted	11.22%
Weighted Average Remaining Term	56.75

Flow of Funds	$ Amount
Collections	39,430,606.22
Investment Earnings on Cash Accounts	16,353.04
Servicing Fee	(854,502.73)
Transfer to Collection Account	-
Available Funds	38,592,456.53

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	4,210,770.96
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	153,556.50
(5) Noteholders' Second Priority Principal Distributable Amount	3,955,918.33
(6) Class C Interest	78,479.50
(7) Noteholders' Third Priority Principal Distributable Amount	15,020,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	10,259,220.53
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	4,914,510.71

Total Distributions of Available Funds	38,592,456.53

Servicing Fee	854,502.73
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	954,260,000.00
Original Class B	30,060,000.00
Original Class C	15,020,000.00

Total Class A, B, & C
Note Balance @ 01/16/24	911,082,051.62
Principal Paid	29,235,138.86
Note Balance @ 02/15/24	881,846,912.76

Class A-1
Note Balance @ 01/16/24	108,842,051.62
Principal Paid	29,235,138.86
Note Balance @ 02/15/24	79,606,912.76
Note Factor @ 02/15/24	40.3890983%

Class A-2a
Note Balance @ 01/16/24	188,900,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	188,900,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-2b
Note Balance @ 01/16/24	188,900,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	188,900,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-3
Note Balance @ 01/16/24	317,800,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	317,800,000.00
Note Factor @ 02/15/24	100.0000000%

Class A-4
Note Balance @ 01/16/24	61,560,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	61,560,000.00
Note Factor @ 02/15/24	100.0000000%

Class B
Note Balance @ 01/16/24	30,060,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	30,060,000.00
Note Factor @ 02/15/24	100.0000000%

Class C
Note Balance @ 01/16/24	15,020,000.00
Principal Paid	0.00
Note Balance @ 02/15/24	15,020,000.00
Note Factor @ 02/15/24	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	4,442,806.96
Total Principal Paid	29,235,138.86
Total Paid	33,677,945.82

Class A-1
Coupon	5.66800%
Interest Paid	514,097.29
Principal Paid	29,235,138.86
Total Paid to A-1 Holders	29,749,236.15

Class A-2a
Coupon	5.91000%
Interest Paid	930,332.50
Principal Paid	0.00
Total Paid to A-2a Holders	930,332.50

Class A-2b
SOFR Rate	5.34600%
Coupon	5.92600%
Interest Paid	932,851.17
Principal Paid	0.00
Total Paid to A-2b Holders	932,851.17

Class A-3
Coupon	5.79000%
Interest Paid	1,533,385.00
Principal Paid	0.00
Total Paid to A-3 Holders	1,533,385.00

Class A-4
Coupon	5.85000%
Interest Paid	300,105.00
Principal Paid	0.00
Total Paid to A-4 Holders	300,105.00

Class B
Coupon	6.13000%
Interest Paid	153,556.50
Principal Paid	0.00
Total Paid to B Holders	153,556.50

Class C
Coupon	6.27000%
Interest Paid	78,479.50
Principal Paid	0.00
Total Paid to C Holders	78,479.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	4.4457411
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.2544468
Total Distribution Amount	33.7001879

A-1 Interest Distribution Amount	2.6083069
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	148.3264275
Total A-1 Distribution Amount	150.9347344

A-2a Interest Distribution Amount	4.9250000
A-2a Interest Carryover Shortfall	0.0000000
A-2a Principal Distribution Amount	0.0000000
Total A-2a Distribution Amount	4.9250000

A-2b Interest Distribution Amount	4.9383334
A-2b Interest Carryover Shortfall	0.0000000
A-2b Principal Distribution Amount	0.0000000
Total A-2b Distribution Amount	4.9383334

A-3 Interest Distribution Amount	4.8250000
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	4.8250000

A-4 Interest Distribution Amount	4.8750000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	4.8750000

B Interest Distribution Amount	5.1083333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	5.1083333

C Interest Distribution Amount	5.2250000
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	5.2250000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	135.31
Noteholders' Third Priority Principal Distributable Amount	513.77
Noteholders' Principal Distributable Amount	350.92

Account Balances	$ Amount
Reserve Account
Balance as of 01/16/24	2,504,634.24
Investment Earnings	11,151.88
Investment Earnings Paid	(11,151.88)
Deposit/(Withdrawal)	-
Balance as of 02/15/24	2,504,634.24
Change	-

Required Reserve Amount	2,504,634.24

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,014,234.62	1,547,173.81	1,162,228.86
Number of Extensions	114	77	68
Ratio of extensions to Beginning of Period Receivables Balance	0.29%	0.15%	0.10%